Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - Level 3 kr in Millions	12 Months Ended
Dec. 31, 2023 SEK (kr)
Disclosure of detailed information about financial instruments
Transfers from level 3	kr 11,264
Debt securities issued
Disclosure of detailed information about financial instruments
Transfers from level 3	11,291
Derivatives
Disclosure of detailed information about financial instruments
Transfers from level 3	kr (27)